Trade Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	R$ (636)	R$ (589)
Allowance recorded during the year		(47)
Reversal of provision	22
Ending balance	(614)	(636)
Allowance recorded during the year		R$ (47)
Reversal of provision	R$ 22